Trillium Mutual Funds
Trillium ESG Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 99.2%
Banks: 8.2%
9,276	East West Bancorp, Inc.	$684,568
14,104	Sterling Bancorp/DE	324,674
695	SVB Financial Group (a)	343,094
18,872	Umpqua Holdings Corp.	331,204
8,605	Webster Financial Corp.	474,222
		2,157,762
Capital Goods: 12.7%
3,932	AO Smith Corp.	265,842
6,219	Hexcel Corp.	348,264
4,228	Lincoln Electric Holdings, Inc.	519,791
2,792	Middleby Corp. (a)	462,774
6,474	Quanta Services, Inc.	569,583
2,251	Trex Co, Inc. (a)	206,057
7,715	Wabtec Corp.	610,720
3,397	Xylem, Inc.	357,296
		3,340,327
Commercial & Professional Services: 3.6%
1,911	ManpowerGroup, Inc.	188,998
1,636	MSA Safety, Inc.	245,433
3,737	Tetra Tech, Inc.	507,185
		941,616
Consumer Durables & Apparel: 5.6%
1,976	Carter's, Inc.	175,726
1,816	Deckers Outdoor Corp. (a)	600,043
15,745	Hanesbrands, Inc.	309,704
4,083	Meritage Homes Corp. (a)	375,309
		1,460,782
Consumer Services: 3.2%
5,949	BJ's Restaurants, Inc. (a)	345,518
1,761	Bright Horizons Family Solutions, Inc. (a)	301,923
5,999	WW International, Inc. (a)	187,649
		835,090
Diversified Financials: 3.3%
3,998	LPL Financial Holdings, Inc.	568,355
4,743	Stifel Financial Corp.	303,837
		872,192
Food & Staples Retailing: 1.5%
8,731	BJ's Wholesale Club Holdings, Inc. (a)	391,673

Food, Beverage & Tobacco: 1.3%
4,463	Lamb Weston Holdings, Inc.	345,793

Health Care Equipment & Services: 8.3%
2,852	LHC Group, Inc. (a)	545,331
6,454	Omnicell, Inc. (a)	838,181
1,741	Penumbra, Inc. (a)	471,080
1,131	West Pharmaceutical Services, Inc.	318,693
		2,173,285
Household & Personal Products: 1.1%
3,192	Church & Dwight Co., Inc.	278,821

Insurance: 4.1%
3,357	Hanover Insurance Group, Inc.	434,597
7,210	Horace Mann Educators Corp.	311,544
2,652	Reinsurance Group America, Inc.	334,285
		1,080,426
Materials: 4.9%
4,913	Ingevity Corp. (a)	371,079
7,155	Minerals Technologies, Inc.	538,914
5,799	Sonoco Products Co.	367,077
		1,277,070
Media & Entertainment: 2.1%
10,597	New York Times Co. - Class A	536,420

Pharmaceuticals, Biotechnology & Life Sciences: 3.6%
3,927	Adaptive Biotechnologies Corp. (a)	158,101
2,752	NanoString Technologies, Inc. (a)	180,834
7,950	Syneos Health, Inc. (a)	603,007
		941,942
Real Estate: 7.4%
9,941	Acadia Realty Trust - REIT	188,581
2,682	Camden Property Trust - REIT	294,779
2,717	CoreSite Realty Corp. -REIT	325,632
2,356	EastGroup Properties, Inc. - REIT	337,567
9,021	Host Hotels & Resorts, Inc. -REIT	152,004
2,346	Jones Lang LaSalle, Inc. (a)	420,028
5,198	LTC Properties, Inc. - REIT	216,861
		1,935,452
Retailing: 6.3%
2,382	Burlington Stores, Inc. (a)	711,742
9,101	LKQ Corp. (a)	385,245
3,177	Tractor Supply Co.	562,583
		1,659,570
Semiconductors & Semiconductor Equipment: 5.2%
7,129	Cree, Inc. (a)	770,858
3,092	First Solar, Inc. (a)	269,932
3,397	Maxim Integrated Products, Inc.	310,384
		1,351,174
Software & Services: 5.5%
4,953	Blackbaud, Inc.	352,059
525	Paycom Software, Inc. (a)	194,282
2,977	Proofpoint, Inc. (a)	374,477
4,008	Zendesk, Inc. (a)	531,541
		1,452,359
Technology Hardware & Equipment: 6.0%
2,437	IPG Photonics Corp. (a)	514,061
2,792	Rogers Corp. (a)	525,482
6,999	Trimble, Inc. (a)	544,452
		1,583,995
Transportation: 2.2%
3,402	JB Hunt Transport Services, Inc.	571,774

Utilities: 3.1%
5,168	Avista Corp.	246,772
4,413	Essential Utilities, Inc.	197,482
4,758	Ormat Technologies, Inc.	373,645
		817,899
TOTAL COMMON STOCKS
(Cost $20,286,868)		26,005,422

SHORT-TERM INVESTMENTS: 16.8%
Money Market Funds: 16.8%
4,396,850	Invesco - Government & Agency Portfolio - Institutional Class, 0.030% (b)	4,396,850
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,396,850)		4,396,850
TOTAL INVESTMENTS IN SECURITIES: 116.0%
(Cost $24,683,718)		30,402,272
Liabilities in Excess of Other Assets: (16.0)%		(4,193,969)
TOTAL NET ASSETS: 100.0%		$26,208,303

(a)	Non-income producing security.
(b)	Annualized seven-day effective yield as of March 31, 2021.
REIT	Real Estate Investment Trust

The Global Industry Classifications Standard (GICS®) sector and industry classifications were developed by MSCI, Inc., an independent provider of global indices and benchmark related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS® methodology has been widely accepted as an industry analysis framework for investment research, portfolio management, and asset allocation.

Summary of Fair Value Disclosure at March 31, 2021 (Unaudited)

The Trillium ESG Small/Mid Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$26,005,422	$–	$–	$26,005,422
Short-Term Investments	4,396,850	-	-	4,396,850
Total Investments in Securities	$30,402,272	$–	$–	$30,402,272

(a) See Schedule of Investments for industry breakout.